Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2024	2023
Trade payables	$107,952	$4,570
Other payables and accrued liabilities(a)	50,324	39,056
Trade and other payables	$158,276	$43,626

(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.